                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24(f)-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24(f)-2



1.  RCM Capital Funds, Inc.
    Four Embarcadero Center, Suite 3000
    San Francisco, California 94111
    ____________________________________________________________________________
    NAME AND ADDRESS OF ISSUER:


2.  RCM Growth Equity Fund
    RCM Small Cap Fund
    RCM International Growth Equity Fund A
    ____________________________________________________________________________
    NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED:


3.  INVESTMENT COMPANY ACT FILE NUMBER: 811-02913
    SECURITIES ACT FILE NUMBER: 2-63825
    ____________________________________________________________________________


4.  December 31, 1996
    ____________________________________________________________________________
    LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED:


5.  N/A
    ____________________________________________________________________________
    CHECK BOX IF THIS NOTICE IS BEING FILED MORE THAN 180 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR FOR PURPOSES OF REPORTING SECURITIES SOLD
    AFTER THE CLOSE OF THE FISCAL YEAR BUT BEFORE TERMINATION OF THE ISSUER'S 24f-2 DECLARATION:


6.  N/A
    ____________________________________________________________________________
    DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER RULE 24f-2(a)(1), IF APPLICABLE (SEE INSTRUCTION A.6):


7.  N/A
    ____________________________________________________________________________
    NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS OR SERIES WHICH HAD BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 OTHER THAN PURSUANT TO RULE 24f-2 IN A PRIOR FISCAL YEAR, BUT WHICH REMAINED UNSOLD AT THE BEGINNING
    OF THE FISCAL YEAR:


8.  N/A
    ____________________________________________________________________________
    NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL YEAR OTHER
    THAN PURSUANT TO RULE 24f-2:


9.  N/A
    ____________________________________________________________________________
    NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL
    YEAR:


                                     Page 1
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10.  16,855,521=number of shares    $207,342,816=aggregate sale price
     ___________________________________________________________________________
     NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL
     YEAR IN RELIANCE UPON REGISTRATION PURSUANT TO RULE 24f-2.


11.  68,140,460=number of shares    $477,073,151=aggregate sale price
     ___________________________________________________________________________
     NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL
     YEAR IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE (SEE INSTRUCTION B.7):


12.  Calculation of registration fee:



      (i) Aggregate sale price of securities sold during
           the fiscal year in reliance on rule 24f-2            207,342,816.00
           (from Item 10):

     (ii) Aggregate price of shares issued in connection        477,073,151.00
           with dividend reinvestment plans (from 11,
           if applicable):

    (iii) Aggregate price of shares redeemed or repurchased    (779,182,163.00)
           during the fiscal year (if applicable):

     (iv) Aggregate price of shares redeemed or repurchased              -
           and previously applied as a reduction to filing
           fees pursuant to rule 24e-2 (if applicable):

      (v) Net aggregate price of securities sold and issued     (94,766,196.00)
           during the fiscal year in reliance on rule 24f-2
           line (i), plus line (ii), less line (iii), plus
           line (iv) (if applicable):

     (vi) Multiplier prescribed by Section 8(b) of the               0.030303% (1/33 of 1%)
           Securities Act of 1933 or other applicable law or
           regulation (see instruction C.8):

    (vii) Fee due (line (i) or line (v) multiplied by         $          -
           line (vi)):

    INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY
                 IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

13.  N/A
     ___________________________________________________________________________
     CHECK BOX IF FEES ARE BEING REMITTED TO THE COMMISSION'S LOCKBOX
     DEPOSITORY AS DESCRIBED IN SECTION 3a OF THE COMMISSION'S RULES OF
     INFORMAL AND OTHER PROCEDURES (17 CFR 202.3a).


                                  Page 2
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     N/A
     ___________________________________________________________________________
     DATE OF MAILING OR WIRE TRANSFER OF FILING FEES TO THE COMMISSION'S
     LOCKBOX DEPOSITORY:

     /s/ Richard W. Ingram
     ___________________________________________________________________________
     SIGNATURES


     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     BY (SIGNATURE AND TITLE)* Richard W. Ingram, President


     DATE  2/28/96
          ______________________________________________________________________

     * Please print the name and title of the signing officer below the signature.

     ___________________________________________________________________________